Cover	Sep. 19, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 19, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40820
Entity Registrant Name	HHG Capital Corporation
Entity Central Index Key	0001822886
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	1 Commonwealth Lane
Entity Address, Address Line Two	#03-20
Entity Address, Country	SG
Entity Address, Postal Zip Code	149544
City Area Code	65
Local Phone Number	6659 1335
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units
Title of 12(b) Security	Units
Trading Symbol	HHGCU
Security Exchange Name	NASDAQ
Ordinary Shares
Title of 12(b) Security	Ordinary Shares
Trading Symbol	HHGC
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	HHGCW
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	HHGCR